Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Oct. 31, 2024	Oct. 31, 2023
Schedule of Property and Equipment [Line Items]
Less: Accumulated depreciation	$ (172,194)	$ (92,636)
Less: Impairment loss	(34,163)
Property and equipment, net	242,185	266,987
Electronic equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	27,027	23,994
Office facilities [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	20,834	14,182
Machinery equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	142,512	138,011
Vehicles [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	$ 258,169	$ 183,436